Restricted net assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted net assets [Abstract]
Restricted net assets	$ 84,037
Significant capital and other commitments, long-term obligations, or guarantees outstanding